Statement of Changes in Net Assets Available for Benefits (Parenthetical) - EBP 002	Dec. 31, 2025 $ / shares shares
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Common shares released to participants (in shares) | shares	601,192
Common shares released to participants (in dollars per share) | $ / shares	$ 36.19